Significant accounting policies - Intangible assets (Details)	12 Months Ended
Mar. 31, 2020
Agent / Supplier relationships | Minimum
Intangible assets
Useful life of intangible assets	2 years 6 months
Agent / Supplier relationships | Maximum
Intangible assets
Useful life of intangible assets	10 years
Non compete agreements | Minimum
Intangible assets
Useful life of intangible assets	3 years 6 months
Non compete agreements | Maximum
Intangible assets
Useful life of intangible assets	6 years 6 months
Trademarks | Minimum
Intangible assets
Useful life of intangible assets	10 years
Trademarks | Maximum
Intangible assets
Useful life of intangible assets	20 years
Intellectual property rights
Intangible assets
Useful life of intangible assets	3 years
Computer software and websites | Minimum
Intangible assets
Useful life of intangible assets	3 years
Computer software and websites | Maximum
Intangible assets
Useful life of intangible assets	10 years
Customer relationships | Minimum
Intangible assets
Useful life of intangible assets	4 years
Customer relationships | Maximum
Intangible assets
Useful life of intangible assets	15 years